1875 K Street, N.W. Washington, DC 20006 Tel: 202 303 1000 Fax: 202 393 2000
March 25, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	del Rey Monarch Fund, a series of del Rey Global Investors Funds Securities Act File No. 333-167999 Investment Company Act File No. 811-22432
Ladies and Gentlemen:
On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information to reflect the changes made to the risk/return summary information in a supplement, filed on March 14, 2011, to the Prospectus dated January 31, 2011, for del Rey Monarch Fund.
Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1151.
Very truly yours,

/s/ David Solander David Solander
Enclosures

cc:	Gerald W. Wheeler, Esq. Barry Barbash, Esq. Maria Gattuso, Esq.
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